Transition disclosures - Balance sheet movement - Assets, impact of transition to IFRS 9 and IFRS 15 (Details) £ in Millions, $ in Millions			12 Months Ended
		Jan. 01, 2018 GBP (£)	Dec. 31, 2018	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)
Assets [abstract]
Opening balance, IAS 39 carrying amount				£ 1,133,248
IFRS 9 impairment change		£ (1,859)
Total, IFRS 9 carrying amount		1,131,441
Loans and advances [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount | $					$ 324,048
IFRS 9 impairment change		(2,502)
Total, IFRS 9 carrying amount		317,188
Trading portfolio assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				113,760
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		114,173
Financial assets at fair value through the income statement [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount	[1]			116,281
IFRS 9 impairment change	[1]	0
Total, IFRS 9 carrying amount	[1]	140,211
Financial assets designated at fair value [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		0
Financial investments [member]
Assets [abstract]
Total, IFRS 9 carrying amount		0
Financial investments, AFS - debt instruments [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				5,109
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		0
Financial investments, AFS - equity instruments [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				1,787
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		0
Financial investments, amortised cost [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				52,020
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		0
Financial assets at fair value through other comprehensive income [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		53,241
Cash and bank balances at central banks [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				171,082
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		171,082
Items in the course of collection from other banks [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		0
Loans and advances to banks [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		0
Loans and advances to customers [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		0
Cash collateral and settlement balances [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				77,168
IFRS 9 impairment change		(5)
Total, IFRS 9 carrying amount		74,774
Reverse repurchase agreements and other similar secured lending [Member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				12,546
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		597
Derivatives [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				237,669
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		237,669
Investments in associates and joint ventures [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				718
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		699
Goodwill and intangible assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				7,849
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		7,849
Property, plant and equipment [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				2,572
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		2,572
Current tax assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				482
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		482
Deferred tax assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				3,457
IFRS 9 impairment change		649
Total, IFRS 9 carrying amount		4,084
Retirement benefit assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				966
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		966
Prepayments, accrued income and other assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		0
Other assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				4,542
IFRS 9 impairment change		(1)
Total, IFRS 9 carrying amount		4,661
Assets included in disposal groups classified as held for sale [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				1,193
IFRS 9 impairment change		0
Total, IFRS 9 carrying amount		1,193
Published IAS 39 [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				1,133,248
Published IAS 39 [member] | Loans and advances [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount | $					0
Published IAS 39 [member] | Trading portfolio assets [member]
Assets [abstract]
IAS 39 measurement category, assets			FVTPL
IFRS 9 measurement category, assets			FVTPL
Opening balance, IAS 39 carrying amount				113,760
Published IAS 39 [member] | Financial assets at fair value through the income statement [member]
Assets [abstract]
IAS 39 measurement category, assets			FVTPL
IFRS 9 measurement category, assets			FVTPL
Opening balance, IAS 39 carrying amount	[1]			0
Published IAS 39 [member] | Financial assets designated at fair value [member]
Assets [abstract]
IAS 39 measurement category, assets			FVTPL
IFRS 9 measurement category, assets			FVTPL
Opening balance, IAS 39 carrying amount				116,281
Published IAS 39 [member] | Financial investments, AFS - debt instruments [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				5,109
Published IAS 39 [member] | Financial investments, AFS - equity instruments [member]
Assets [abstract]
IAS 39 measurement category, assets			AFS - equity instruments
IFRS 9 measurement category, assets			FVOCI
Opening balance, IAS 39 carrying amount				1,787
Published IAS 39 [member] | Financial investments, amortised cost [member]
Assets [abstract]
IAS 39 measurement category, assets			AFS - debt instruments
IFRS 9 measurement category, assets			FVOCI
Opening balance, IAS 39 carrying amount				52,020
Published IAS 39 [member] | Financial assets at fair value through other comprehensive income [member]
Assets [abstract]
IAS 39 measurement category, assets			AFS
IFRS 9 measurement category, assets			FVOCI
Opening balance, IAS 39 carrying amount				0
Published IAS 39 [member] | Cash and bank balances at central banks [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				171,082
Published IAS 39 [member] | Items in the course of collection from other banks [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				2,153
Published IAS 39 [member] | Loans and advances to banks [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				35,663
Published IAS 39 [member] | Loans and advances to customers [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				365,552
Published IAS 39 [member] | Cash collateral and settlement balances [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				0
Published IAS 39 [member] | Reverse repurchase agreements and other similar secured lending [Member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				12,546
Published IAS 39 [member] | Derivatives [member]
Assets [abstract]
IAS 39 measurement category, assets			FVTPL
IFRS 9 measurement category, assets			FVTPL
Opening balance, IAS 39 carrying amount				237,669
Published IAS 39 [member] | Investments in associates and joint ventures [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				718
Published IAS 39 [member] | Goodwill and intangible assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				7,849
Published IAS 39 [member] | Property, plant and equipment [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				2,572
Published IAS 39 [member] | Current tax assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				482
Published IAS 39 [member] | Deferred tax assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				3,457
Published IAS 39 [member] | Retirement benefit assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				966
Published IAS 39 [member] | Prepayments, accrued income and other assets [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				2,389
Published IAS 39 [member] | Other assets [member]
Assets [abstract]
IAS 39 measurement category, assets			Amortised cost
IFRS 9 measurement category, assets			Amortised cost
Opening balance, IAS 39 carrying amount				0
Published IAS 39 [member] | Assets included in disposal groups classified as held for sale [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				1,193
Balance sheet presentation changes
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Loans and advances [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount | $					$ 324,048
Balance sheet presentation changes | Trading portfolio assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Financial assets at fair value through the income statement [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount	[1]			116,281
Balance sheet presentation changes | Financial assets designated at fair value [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				(116,281)
Balance sheet presentation changes | Financial investments, AFS - debt instruments [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Financial investments, AFS - equity instruments [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Financial investments, amortised cost [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Financial assets at fair value through other comprehensive income [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Cash and bank balances at central banks [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Items in the course of collection from other banks [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				(2,153)
Balance sheet presentation changes | Loans and advances to banks [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				(35,663)
Balance sheet presentation changes | Loans and advances to customers [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				(365,552)
Balance sheet presentation changes | Cash collateral and settlement balances [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				77,168
Balance sheet presentation changes | Reverse repurchase agreements and other similar secured lending [Member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Derivatives [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Investments in associates and joint ventures [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Goodwill and intangible assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Property, plant and equipment [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Current tax assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Deferred tax assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Retirement benefit assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				0
Balance sheet presentation changes | Prepayments, accrued income and other assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				(2,389)
Balance sheet presentation changes | Other assets [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				4,542
Balance sheet presentation changes | Assets included in disposal groups classified as held for sale [member]
Assets [abstract]
Opening balance, IAS 39 carrying amount				£ 0
IFRSs 9 [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Loans and advances [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		5,109
IFRSs 9 [member] | Trading portfolio assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Financial assets at fair value through the income statement [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	[1]	0
IFRSs 9 [member] | Financial assets designated at fair value [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Financial investments [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(57,414)
IFRSs 9 [member] | Financial investments, AFS - debt instruments [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(5,109)
IFRSs 9 [member] | Financial investments, AFS - equity instruments [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(1,419)
IFRSs 9 [member] | Financial investments, amortised cost [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(50,886)
IFRSs 9 [member] | Financial assets at fair value through other comprehensive income [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		52,305
IFRSs 9 [member] | Cash and bank balances at central banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Items in the course of collection from other banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Loans and advances to banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Loans and advances to customers [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Cash collateral and settlement balances [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Reverse repurchase agreements and other similar secured lending [Member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Derivatives [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Investments in associates and joint ventures [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Goodwill and intangible assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Property, plant and equipment [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Current tax assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Deferred tax assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Retirement benefit assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Prepayments, accrued income and other assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Other assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRSs 9 [member] | Assets included in disposal groups classified as held for sale [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		67
Increase (decrease) due to application of IFRS 15 [member] | Loans and advances [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Trading portfolio assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Financial assets at fair value through the income statement [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	[1]	0
Increase (decrease) due to application of IFRS 15 [member] | Financial assets designated at fair value [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Financial investments [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Financial investments, AFS - debt instruments [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Financial investments, AFS - equity instruments [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Financial investments, amortised cost [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Financial assets at fair value through other comprehensive income [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Cash and bank balances at central banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Items in the course of collection from other banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Loans and advances to banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Loans and advances to customers [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Cash collateral and settlement balances [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Reverse repurchase agreements and other similar secured lending [Member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Derivatives [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Investments in associates and joint ventures [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Goodwill and intangible assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Property, plant and equipment [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Current tax assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Deferred tax assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(22)
Increase (decrease) due to application of IFRS 15 [member] | Retirement benefit assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Prepayments, accrued income and other assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
Increase (decrease) due to application of IFRS 15 [member] | Other assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		89
Increase (decrease) due to application of IFRS 15 [member] | Assets included in disposal groups classified as held for sale [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(15)
IFRS 9 classification and measurement [member] | Loans and advances [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(9,467)
IFRS 9 classification and measurement [member] | Trading portfolio assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		413
IFRS 9 classification and measurement [member] | Financial assets at fair value through the income statement [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets	[1]	23,930
IFRS 9 classification and measurement [member] | Financial assets designated at fair value [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Financial investments, AFS - debt instruments [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Financial investments, AFS - equity instruments [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(367)
IFRS 9 classification and measurement [member] | Financial investments, amortised cost [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(1,134)
IFRS 9 classification and measurement [member] | Financial assets at fair value through other comprehensive income [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		936
IFRS 9 classification and measurement [member] | Cash and bank balances at central banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Items in the course of collection from other banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Loans and advances to banks [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Loans and advances to customers [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Cash collateral and settlement balances [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(2,389)
IFRS 9 classification and measurement [member] | Reverse repurchase agreements and other similar secured lending [Member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(11,949)
IFRS 9 classification and measurement [member] | Derivatives [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Investments in associates and joint ventures [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		(19)
IFRS 9 classification and measurement [member] | Goodwill and intangible assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Property, plant and equipment [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Current tax assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Deferred tax assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Retirement benefit assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Prepayments, accrued income and other assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		0
IFRS 9 classification and measurement [member] | Other assets [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		31
IFRS 9 classification and measurement [member] | Assets included in disposal groups classified as held for sale [member]
Assets [abstract]
Amount of reclassifications or changes in presentation, assets		£ 0

[1]	Comprised of mandatory fair value assets of £130.2bn and desig nated f air value assets of £10 bn.